City National Rochdale Funds
Socially Responsible Equity Fund
Institutional Class
Class N

Supplement dated January 11, 2016, to the Summary Prospectus, Prospectus and Statement of Additional Information dated January 31, 2015, as supplemented

Effective January 11, 2016, the City National Rochdale Socially Responsible Equity Fund (the “Fund”) has been reorganized into the Baywood Socially Responsible Fund, a series of Forum Funds II, and the Fund is now closed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNR-SK-008-0100